Good Harbor Tactical Core International Emerging Markets Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
Total return from capital appreciation and income.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 12 of the Fund’s Prospectus and Purchase, Redemption and Pricing of Fund Shares on page 36 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Good Harbor Tactical Core International Emerging Markets Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	1.00%	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Good Harbor Tactical Core International Emerging Markets Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.20%	0.20%	0.20%
Acquired Fund Fees and Expenses	[1][2]	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses		1.91%	2.66%	1.66%
Fee Waiver	[3]	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Fee Waiver		1.86%	2.61%	1.61%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
[3]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Good Harbor Tactical Core International Emerging Markets Fund (USD $)	1 Year	3 Years
Class A Shares	753	1,136
Class C Shares	264	822
Class I Shares	164	519

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Using a tactical asset allocation model, the Fund’s investment adviser, Good Harbor Financial, LLC (the “Adviser”), seeks to achieve the Fund’s investment objective by investing in international emerging equity markets during sustained rallies and investing defensively in U.S. Treasury bonds and/or other sovereign government bonds during weak equity market conditions. Under normal circumstances, the Fund will invest in at least three different countries and will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business in emerging markets outside the U.S. or doing a substantial amount (more than 50%) of business in emerging markets outside the U.S. Investments in exchange traded funds (“ETFs”) based on non-U.S. market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.

The Adviser will generally seek exposure to emerging equity markets and government bonds through a variety of investments that provide exposure to emerging equity markets and government bond indices, including ETFs, exchange traded notes (“ETNs”), mutual funds, equity securities (such as common stock), investment grade U.S. government securities and other sovereign government securities of any maturity and duration, derivative instruments and other investments. The Fund’s derivative investments may include swaps (including total return swaps), structured notes, futures and options designed to provide exposure to a particular equity or government bond index or replicate the returns of one or more such indices. Derivatives investments, if employed, may be used to leverage the portfolio.

As of the date of this prospectus, the Adviser believes that “emerging” countries include, but may not be limited to, the following: Brazil, Chile, Columbia, Mexico, Peru, Czech Republic, Egypt, Hungary, Morocco, Poland, Russia, South Africa, Turkey, China, India, Indonesia, South Korea, Malaysia, Philippines, Taiwan, and Thailand.

Adviser’s Tactical Asset Allocation Model. The Adviser utilizes a disciplined, model-driven investment approach intended to generate enhanced risk-adjusted returns. Through detailed analysis, the Adviser quantifies and validates its investment strategies and seeks to identify stable and persistent economic and statistical relationships in order to determine the portfolio’s allocations.

The underlying premise of the strategy is that equity prices are driven by changes in investor equity risk premiums and that these premiums vary with time and the business cycle. The Adviser believes that, during periods of market stress and exuberance, stock price variation is due almost exclusively to changing risk premiums rather than changing expected cash flows. By monitoring proxies for risk, the Adviser seeks to identify times when international equity exposure is more or less favorable and adjust the portfolio allocation accordingly.

The Adviser’s model combines the following three main elements to determine an overall portfolio allocation between equities and treasuries: Momentum Measures (proprietary price-based indicators aimed at assessing the strength in equity prices, strength in bond prices and the relative strength between these asset classes); Economic Conditions (global and country specific economic data series are combined to estimate whether a region’s or country’s economy is expanding or contracting and at what speed); and Yield Curve Dynamics (changes in the level, and shape of the U.S. Treasury and/or other sovereign government debt curves combined with foreign currency movements help provide insight into investor capital flows as well as government policy intervention). With respect to the equity allocation, the model also directs the Adviser to overweight countries or regional segments that is expected to do well and underweight the countries or segments that are expected to move out of favor. There are no limits on Fund’s ability to invest in emerging markets. For the treasury and/or sovereign government bond allocation, the model directs the Adviser to allocate among different treasury durations.

Portfolio Allocation. At any given time, the Fund’s portfolio will be invested in all equities, all treasuries/sovereign bonds or among equities and treasuries/sovereign bonds. Within each major asset category, further allocations are made across countries, regional segments and duration. The Adviser attempts to further enhance returns through the use of leveraged ETFs and/or derivatives.

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The Fund may invest in ETFs, mutual funds and other pooled investment vehicles (“Underlying Funds”) which could result in the duplication of certain fees, including the management and administration fees. The Fund is exposed to the same principal risks as the Underlying Funds.

• Correlation Risk: Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments between equities and fixed income securities, the Fund is subject to correlation risk.

• Credit Risk: Issuers may not make interest or principal payments on securities, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, including the U.S. government.

• Currency Risk: If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Derivatives Risk: Loss may result from the Fund’s investments in swaps, options and futures. These instruments may be illiquid, difficult to value and leveraged so that small changes may produce disproportionate losses to the Fund. Over the counter derivatives, such as swaps, are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

Losses from investments in derivatives can result from a lack of correlation between the value of those derivatives and the value of the underlying asset or index. In addition, there is a risk that the performance of the derivatives or other instruments used by the Adviser to replicate the performance of a particular asset class may not accurately track the performance of that asset class. Derivatives are also subject to risks arising from margin requirements. There is also risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations in prices.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• ETF and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs or mutual funds and also may be higher than other mutual funds that invest directly in securities. ETFs and mutual funds are subject to specific risks, depending on the nature of the fund.

• Exchange-Traded Notes Risk: Similar to ETFs and mutual funds, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

• Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Leverage Risk: Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed. Leveraged ETFs and derivatives will amplify losses because they are designed to produce returns that are a multiple of the equity index to which they are linked.

• Leveraged ETF Risk: Leveraged ETFs will amplify gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• New Adviser Risk: The Adviser has a limited history of managing mutual funds for investors to evaluate.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Small and Medium Capitalization Stock Risk: The Fund may invest directly or through ETFs in companies of any size capitalization. The price of small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Sovereign Bond Risk: Investments in sovereign bonds involve special risks not present in corporate bonds. The governmental authority that controls the repayment of the bonds may be unable or unwilling to make interest payments and/or repay the principal on its bonds. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses to holders of such government’s debt.

• Structured Note Risk: Structured notes involve tracking risk, issuer default risk and may involve leverage risk.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

• U.S. Government Securities Risk: Although U.S. Government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.ghf-funds.com or by calling 1-877-270-2848.